ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares		Fair Value
	EXCHANGE-TRADED FUND — 24.0%
	MIXED ALLOCATION - 24.0%
404,277	Arrow Reserve Capital Management ETF(a)(e) (Cost $40,470,630)	$ 40,342,802

	SHORT-TERM INVESTMENT — 66.2%
	MONEY MARKET FUND - 66.2%
111,246,689	First American Government Obligations Fund, 4.73%(b)(c)(d) (Cost $111,246,689)	111,246,689

	TOTAL INVESTMENTS - 90.2% (Cost $151,717,319)	$ 151,589,491
	OTHER ASSETS IN EXCESS OF LIABILITIES - 9.8%	16,482,045
	NET ASSETS - 100.0%	$ 168,071,536

ETF	- Exchange-Traded Fund
MS	Morgan Stanley
(a)	Affiliated Company - The Arrow Managed Futures Strategy Fund holds in excess of 5% of the outstanding voting securities of the Exchange-Traded Fund.
(b)	Rate disclosed is the seven day effective yield as of April 30, 2023.
(c)	All or a portion of this investment is a holding of the Arrow MFT Fund Limited (the “MFT Fund”).
(d)	All or a portion of this investment is pledged as collateral for swap agreements.
(e)	Affiliated Exchange-Traded Fund

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

FINANCIAL INDEX SWAP
Notional Value at April 30, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 68,080,512	Dunn WMA Financial Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Financial Index program of Dunn Capital Management, LLC. ("Dunn")	6/26/2024	$ 1,261,457

Additional Information — Financial Index Swap Contract
The following table represents the individual positions and related values within the financial index swap as of April 30, 2023.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
96	Aussie 3 Yr Bond	Jun-23	Morgan Stanley	$ 6,897,091	0.66%	$ (9,459)
44	Aussie 10 Yr Bond	Jun-23	Morgan Stanley	3,534,853	0.34%	(9,821)
439	CAC Index	May-23	Morgan Stanley	36,127,180	3.46%	(70,316)
84	CFE Vix	Jul-23	Morgan Stanley	1,931,124	0.19%	2,268
66	CFE Vix	Jun-23	Morgan Stanley	1,404,754	0.13%	(87,945)
23	CFE Vix	Aug-23	Morgan Stanley	546,026	0.05%	4,490
80	Dax Index	Jun-23	Morgan Stanley	35,522,134	3.40%	1,488,319
11	Emini Nasdaq	Jun-23	Morgan Stanley	2,841,949	0.27%	32,871
126	EUR/USD CME	Jun-23	Morgan Stanley	17,411,567	1.67%	179,241
710	Euro_Stoxx50	Jun-23	Morgan Stanley	33,787,733	3.24%	1,710,110
181	FTSE Index	Jun-23	Morgan Stanley	17,915,488	1.72%	667,477
5	ICE 3 Month Sonia Future	Jun-23	Morgan Stanley	1,450,932	0.14%	(7,083)
36	Japan Govt Bond OSE	Jun-23	Morgan Stanley	39,132,115	3.75%	139,854
1,980	Mexican Peso CME	Jun-23	Morgan Stanley	54,508,500	5.22%	824,721
55	Mini Dow	Jun-23	Morgan Stanley	9,452,619	0.91%	52,456
187	OSK Nikkei	Jun-23	Morgan Stanley	39,656,728	3.80%	1,178,191
286	SFE SPI 200	Jun-23	Morgan Stanley	34,620,443	3.32%	308,725
259	Topix Index	Jun-23	Morgan Stanley	39,108,343	3.75%	955,848
						$ 7,359,947

Open Short Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
(198)	2 Yr T-Note	Jun-23	Morgan Stanley	$ (40,787,238)	3.91%	$ (224,204)
(124)	5 Yr T-Note	Jun-23	Morgan Stanley	(13,622,749)	1.31%	(266,452)
(183)	Australian Dollar CME	Jun-23	Morgan Stanley	(12,149,495)	1.16%	122,607
(44)	British Pound CME	Jun-23	Morgan Stanley	(3,430,993)	0.33%	(42,853)
(331)	Canadian Dollar CME	Jun-23	Morgan Stanley	(24,453,688)	2.34%	(202,998)
(127)	CFE Vix	May-23	Morgan Stanley	(2,342,187)	0.22%	254,326
(5)	Emini S&P	Jun-23	Morgan Stanley	(1,015,499)	0.10%	(8,704)
(725)	ERX 2 Bund	Jun-23	Morgan Stanley	(84,457,473)	8.10%	(616,328)
(219)	ERX BOBL	Jun-23	Morgan Stanley	(28,486,838)	2.73%	(499,491)
(1,002)	Euribor	Sep-23	Morgan Stanley	(265,613,665)	25.46%	(322,198)
(123)	Euro Bund	Jun-23	Morgan Stanley	(18,394,988)	1.76%	(414,675)
(130)	Gilts	Jun-23	Morgan Stanley	(16,566,320)	1.59%	(48,630)
(16)	Hang Seng Index	May-23	Morgan Stanley	(2,079,237)	0.20%	12,428
(91)	Japanese Yen CME	Jun-23	Morgan Stanley	(8,426,124)	0.81%	127,910
(17)	Swiss Franc CME	Jun-23	Morgan Stanley	(2,454,910)	0.24%	(70,256)
(243)	Three-Month SOFR	Mar-24	Morgan Stanley	(58,451,043)	5.60%	(256,415)
(107)	US 10 Yr Notes	Jun-23	Morgan Stanley	(12,289,610)	1.18%	(318,609)
(53)	US T.Bond	Jun-23	Morgan Stanley	(7,022,396)	0.67%	(259,209)
						$ (3,033,751)
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 6.27%.

ARROW MANAGED FUTURES STRATEGY FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2023

COMMODITY INDEX SWAP ++
Notional Value at April 30, 2023	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$ 97,797,226	Dunn WMA Commodity Index	Morgan Stanley	0.60% of Notional Resets Monthly	Dunn WMA Commodity Index program of Dunn Capital Management, LLC.	6/26/2024	$ 1,053,781

		Net Unrealized Appreciation on Swap Contracts				$ 2,315,238
++ All these contracts are holdings of the Arrow MFT Fund Limited.

Additional Information — Commodity Index Swap Contract
The following table represents the individual positions and related values within the commodity index swap as of April 30, 2023.
Open Long Future Contracts	Description	Expiration	Counterparty	Notional Amount	Weighted % +	Unrealized Appreciation/ (Depreciation)
269	Aluminium LME	May-23	Morgan Stanley	$ 15,964,524	4.54%	$ (77,749)
97	Beanmeal	Jul-23	Morgan Stanley	4,206,023	1.20%	(246,608)
558	Cocoa NY	Jul-23	Morgan Stanley	16,390,907	4.66%	254,517
12	Gasoline Blendstock	Jun-23	Morgan Stanley	1,252,907	0.36%	(102,428)
18	Gold CMX	Jun-23	Morgan Stanley	3,535,556	1.01%	(54,649)
35	Hi Gr. Copper	Jul-23	Morgan Stanley	3,440,318	0.98%	(160,498)
574	Live Cattle	Jun-23	Morgan Stanley	37,980,086	10.81%	809,997
100	Platinum NMX	Jul-23	Morgan Stanley	5,462,447	1.55%	(35,755)
38	Silver CMX	Jul-23	Morgan Stanley	4,833,188	1.38%	(112,707)
27	Soybeans	Jul-23	Morgan Stanley	1,882,536	0.54%	(71,873)
568	Sugar NY	Jul-23	Morgan Stanley	16,760,123	4.77%	1,704,217
						$ 1,906,464
Open Short Future Contracts
(15)	Aluminium LME	Jul-23	Morgan Stanley	(867,614)	0.25%	(3,948)
(615)	Aluminium LME	May-23	Morgan Stanley	(36,473,693)	10.38%	398,268
(354)	Beanoil	Jul-23	Morgan Stanley	(10,965,866)	3.12%	623,045
(27)	Brent Oil	Aug-23	Morgan Stanley	(2,120,166)	0.60%	3,026
(21)	Coffee NY	Jul-23	Morgan Stanley	(1,438,790)	0.41%	50,110
(434)	Corn	Jul-23	Morgan Stanley	(12,702,782)	3.61%	750,993
(387)	Cotton	Jul-23	Morgan Stanley	(15,639,696)	4.45%	401,614
(52)	Crude Oil	Jun-23	Morgan Stanley	(3,998,294)	1.14%	(141,918)
(34)	Gas Oil LDN	Jun-23	Morgan Stanley	(2,388,312)	0.68%	59,517
(66)	Heating Oil	Jun-23	Morgan Stanley	(6,572,374)	1.87%	316,834
(362)	Kcbt Red Wheat	Jul-23	Morgan Stanley	(14,033,634)	3.99%	736,967
(364)	Lean Hogs	Jun-23	Morgan Stanley	(13,334,654)	3.79%	559,213
(210)	Natural Gas	Jun-23	Morgan Stanley	(5,067,357)	1.44%	210,382
(88)	Natural Gas TTF	Jun-23	Morgan Stanley	(2,703,323)	0.77%	141,751
(660)	Wheat	Jul-23	Morgan Stanley	(20,922,230)	5.95%	2,439,195
						$ 6,545,049
+ Above totals do not foot to 100% due to cash/foreign currency balances contained in the custom basket's net assets representing 25.75%.